REVENUE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Service revenue, non-related party	$ 2,780,923	$ 0	$ 0	$ 3,440,312
Accumulated other comprehensive loss
System services fees from related party, description	We receive 3.5% of the total Gross Merchandise Volume generated in the platform as a service fee through our agreement with our customers (such as Weijiafu and Hainan Changtongfu), depending on the type of service and industry			We receive 2%-3.5% of the total Gross Merchandise Volume generated in the platform as a service fee through our agreement with Weijiafu, depending on the type of service and industry.
Service revenue, related party	$ 2,780,923		$ 0	$ 2,831,252